Segmented Information (Tables)	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Information by geographic area

       The following tables provide information by geographic area:

In millions	Year ended December 31,	2014	2013	2012
Revenues
Canada		$8,108	$7,149	$6,770
U.S.		4,026	3,426	3,150
Total revenues		$12,134	$10,575	$9,920

In millions	Year ended December 31,	2014	2013	2012
Net income
Canada		$2,249	$1,762	$1,972
U.S.		918	850	708
Total net income		$3,167	$2,612	$2,680

In millions	December 31,	2014	2013
Properties
Canada		$15,798	$15,056
U.S.		12,716	11,171
Total properties		$28,514	$26,227